Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Capital and financial risk management
Cash and cash equivalents	€ 8,982	€ 11,001